Shareholder Report	6 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ONEFUND Trust
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000146106
Shareholder Report [Line Items]
Fund Name	ONEFUND S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	INDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ONEFUND S&P 500® for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339.
Additional Information Phone Number	1-844-464-6339
Additional Information Website	https://funddocs.filepoint.com/onefund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2015)
ONEFUND S&P 500	32.48%	13.22%	11.07%
S&P 500® Equal Weight Index	28.83%	12.82%	10.89%
S&P 500® Index	36.35%	15.98%	13.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 126,705,299	$ 126,705,299
Holdings Count | Holding	507	507
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,705,299
Number of Portfolio Holdings	507
Advisory Fee (net of waivers)	$0
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Alphabet, Inc., Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%